MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	$ 1,712,354
Impairment loss	182,842
Ending Balance	1,567,622	$ 1,712,354
Net Book Value	1,567,622	1,712,354
Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	2,211,020	1,145,273
Acquisiton of Roxgold		895,536
Additions	241,884	172,125
Changes in closure and reclamation provision	(5,021)	3,729
Disposals	(9,187)	(5,643)
Ending Balance	2,438,696	2,211,020
Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(498,666)	(354,146)
Disposals	1,970	4,319
Impairment loss	182,842
Depletion and depreciation	191,537	148,839
Ending Balance	(871,075)	(498,666)
Mineral Properties [member] | Depletable [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	360,731	482,652
Mineral Properties [member] | Depletable [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	758,112	327,414
Acquisiton of Roxgold		112,499
Additions	74,301	54,882
Changes in closure and reclamation provision	(10,024)	2,262
Disposals	(372)
Transfers	44,982	261,055
Ending Balance	866,999	758,112
Mineral Properties [member] | Depletable [member] | Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(275,460)	(191,842)
Impairment loss	117,237
Depletion and depreciation	113,571	83,618
Ending Balance	(506,268)	(275,460)
Mineral Properties [member] | Non Depletable [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	712,269	719,663
Mineral Properties [member] | Non Depletable [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	719,663	250,145
Acquisiton of Roxgold		697,537
Additions	35,468	12,467
Changes in closure and reclamation provision	5,238	1,552
Disposals	(5,502)
Transfers	(42,598)	(242,038)
Ending Balance	712,269	719,663
Seguela Project related to Construction in Progress [Member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Additions		47,100
Capital Work in Progress [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	154,647	57,759
Capital Work in Progress [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	57,759	188,960
Acquisiton of Roxgold		15,047
Additions	117,860	81,343
Transfers	(20,972)	(227,591)
Ending Balance	154,647	57,759
Property, plant & Equipment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Net Book Value	339,975	452,280
Property, plant & Equipment [member] | Gross carrying amount [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	675,486	378,754
Acquisiton of Roxgold		70,453
Additions	14,255	23,433
Changes in closure and reclamation provision	(235)	(85)
Disposals	(3,313)	(5,643)
Transfers	18,588	208,574
Ending Balance	704,781	675,486
Property, plant & Equipment [member] | Accumulated depreciation, amortisation and impairment [member]
MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT
Beginning Balance	(223,206)	(162,304)
Disposals	1,970	4,319
Impairment loss	65,605
Depletion and depreciation	77,966	65,221
Ending Balance	$ (364,807)	$ (223,206)